Note 8 - Long-Term Liabilities (Details) (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Note 8 - Long-Term Liabilities (Details) [Line Items]
Deferred Rent Credit	$ 5.0	$ 6.0
Tenant Allowances Liabilities	$ 3.5	$ 4.6
Minimum [Member]
Note 8 - Long-Term Liabilities (Details) [Line Items]
Lease Term	7 years
Maximum [Member]
Note 8 - Long-Term Liabilities (Details) [Line Items]
Lease Term	10 years